Other comprehensive income (loss) - Significant reclassifications out of Accumulated other comprehensive income (loss) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Affected line items in consolidated statements of income [Line Items]
Revenue - Other	¥ 221,192	¥ 153,626	¥ 156,460
Income tax expense	(103,866)	(80,229)	(22,596)
Net income attributable to noncontrolling interests	(4,949)	(2,949)	(11,012)
Net income attributable to NHI shareholders	219,343	239,617	¥ 131,550
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Cumulative translation adjustments [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue - Other	45,122	1,646
Income tax expense	(14,536)
Net income	30,586	1,646
Net income attributable to noncontrolling interests
Net income attributable to NHI shareholders	30,586	1,646
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Pension liability adjustment [Member]
Affected line items in consolidated statements of income [Line Items]
Non-interest expenses-Compensation and benefits	(2,001)	(2,118)
Income tax expense	624	666
Net income	(1,377)	(1,452)
Net income attributable to noncontrolling interests
Net income attributable to NHI shareholders	(1,377)	(1,452)
Reclassifications out of accumulated other comprehensive income (loss) [Member] | Net unrealized gain on non-trading securities [Member]
Affected line items in consolidated statements of income [Line Items]
Revenue - Other	35,894	2,086
Income tax expense	(8,615)	(1,306)
Net income	27,279	780
Net income attributable to noncontrolling interests	(143)	(185)
Net income attributable to NHI shareholders	¥ 27,136	¥ 595